UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-9060

HOLLAND BALANCED FUND

(Exact name of registrant as specified in charter)

375 Park Avenue

New York, New York 10152

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:
MICHAEL F. HOLLAND 375 PARK AVENUE NEW YORK, NEW YORK 10152

Registrant’s telephone number, including area code: (212) 486-2002

Date of fiscal year end: September 30

Date of reporting period: December 31, 2011

Item 1.	Schedule of Investments.

Holland Series Fund, Inc.

Holland Balanced Fund • PORTFOLIO OF INVESTMENTS

December 31, 2011 (Unaudited)	Shares	Value
Common Stocks–72.1% (a)

Computers–4.5%
International Business Machines Corp.	6,400	$1,176,832

Electronics–8.7%
3M Co.	13,600	1,111,528
Intel Corp.	47,300	1,147,025

		2,258,553

Entertainment & Leisure–4.9%
The Walt Disney Co.	33,900	1,271,250

Financial–6.8%
American Express Co.	23,000	1,084,910
JPMorgan Chase & Co.	20,000	665,000

		1,749,910

Food & Beverages–4.1%
PepsiCo, Inc.	16,000	1,061,600

Insurance–9.9%
Berkshire Hathaway, Inc. Class A*	11	1,262,305
Chubb Corp.	19,000	1,315,180

		2,577,485

Oil/Gas–8.8%
Exxon Mobil Corp.	14,300	1,212,068
Schlumberger, Ltd.	15,800	1,079,298

		2,291,366

Pharmaceuticals–4.1%
Johnson & Johnson	16,200	1,062,396

Producer Goods–3.7%
General Electric Co.	52,900	947,439

Retail–8.0%
Home Depot, Inc.	21,000	882,840
Wal-Mart Stores, Inc.	20,000	1,195,200

		2,078,040

Software–4.5%
Microsoft Corp.	45,000	1,168,200

1

Holland Series Fund, Inc.

Holland Balanced Fund • PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2011 (Unaudited)	Shares	Value
Common Stocks – Continued
Telecommunications–4.1%
Comcast Corp. Class A	45,000	$1,066,950

Total Common Stocks (Cost–$15,269,641)		18,710,021

	Principal
U.S. Government Securities–23.0%

U.S. Treasury Notes–23.0%
United States Treasury Note, 0.375% due 10/31/12 (Cost $5,942,764)	$5,950,000	5,962,787

Repurchase Agreement–1.7%
State Street Bank and Trust Co. Repurchase Agreement, 0.01% due 01/03/12 in the amount of $446,000; issued 12/30/11 (Collateralized by $450,000 US Treasury, 1.00% due 08/31/16 with a market value of $455,625) (Cost $446,000)	446,000	446,000

Total Investments (Cost–$21,658,405)		25,118,808

Other Assets In Excess Of Liabilities–3.2%		825,633

Net Assets–100%
Applicable to 1,746,376 outstanding $0.01 par value shares (authorized 1,000,000,000)		$25,944,441

(a)	All percentages are based on the net assets of the Holland Balanced Fund as of December 31, 2011.
*	Non-income producing

2

Holland Series Fund, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

ORGANIZATION

The Holland Series Fund, Inc. (the “Company”) was organized as a Maryland corporation on June 26, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company currently has one portfolio, the Holland Balanced Fund (the “Fund”).

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”), management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements as well as the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the impact of all events or transactions occurring after period end through the date this portfolio of investments was issued, and has determined that there were no subsequent events requiring recognition or disclosure.

VALUATION

Equity securities traded on an exchange are valued at their last sales price on that exchange with the exception of equity securities listed on NASDAQ where the NASDAQ Official Closing Price is used. Debt securities for which over-the-counter market quotations are available are valued at the latest bid price. Debt securities purchased with sixty days or less remaining to maturity are valued at amortized cost which approximates fair value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Directors of the Fund.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below. The Fund’s hierarchy can be found below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund’s investments at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$18,710,021	$—	$—	$18,710,021
U.S. Government Securities	—	5,962,787	—	5,962,787
Short Term Investments	—	446,000	—	446,000

Total	$18,710,021	$6,408,787	$—	$25,118,808

The Fund’s policy is to disclose significant transfers between Levels based on valuations at the end of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Fund’s Fair Value Procedures. This may result in movements between Level 1 and Level 2 throughout the period. At December 31, 2011, there were no significant transfers between Level 1, 2 or 3 based on the valuation input Levels on September 30, 2011.

Holland Series Fund, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited) (continued)

In May 2011, the Financial Accounting Standards Board issued ASU 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. In addition, ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund’s most recent annual report previously filed with the Securities and Exchange Commission on Form N-CSR.

INCOME TAXES

At December 31, 2011, the U.S. Federal income tax cost basis of investments was $21,658,405. Net unrealized appreciation of the Fund’s investment securities was $3,460,403 of which $4,538,809 related to appreciated investment securities and $1,078,406 related to depreciated investment securities.

Item 2.	Controls and Procedures.

(a)	The registrant’s president and treasurer has evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and has concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HOLLAND SERIES FUND, INC.

By:	/s/ Michael F. Holland
Michael F. Holland President of the Holland Series Fund, Inc.

Date: February 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By:	/s/ Michael F. Holland
Michael F. Holland President and Treasurer of the Holland Series Fund, Inc.

Date: February 17, 2012